Finance Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

13.	FINANCE LEASE LIABILITIES

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Current portion	$332,957	$974,211
Non-current portion	2,126,122	2,008,614
Finance lease liabilities	$2,459,079	$2,982,825

For the six months ended 30 June, 2019 and 2018, the interest expense was $74,079 and $82,511, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Within 1 year	$392,703	$1,102,209
After 1 year but within 5 years	2,331,044	2,205,045
Less: Future finance charges on finance leases	(264,668)	(324,429)
Present value of finance lease liabilities, net	$2,459,079	$2,982,825

Leased assets included in Note 7, under finance leases, comprise vehicles and office equipment as follow:

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Cost	$7,529,374	$7,113,238
Less: Accumulated depreciation	(3,037,293)	(2,461,410)
Net book value	$4,492,081	$4,651,828

13.	FINANCE LEASE LIABILITIES

	31 December
	2018	2017
Current portion	$974,211	$1,351,327
Non-current portion	2,008,614	1,716,597
Finance lease liabilities	$2,982,825	$3,067,924

For the years ended 31 December 2018 and 2017, the interest expense was $167,152 and $187,170, respectively.

The minimum lease payments under finance lease agreements are as follows:

	31 December
	2018	2017
Within 1 year	$1,102,209	$1,491,098
After 1 year but within 5 years	2,205,045	1,860,108
Less: Future finance charges on finance leases	(324,429)	(283,282)
Present value of finance lease liabilities, net	$2,982,825	$3,067,924

Leased assets included in Note 8, under a finance lease, comprise vehicles and office equipment as follow:

	31 December
	2018	2017
Cost	$7,113,238	$6,452,082
Less: Accumulated depreciation	(2,461,410)	(2,289,990)
Net book value	$4,651,828	$4,162,092